INVENTORIES, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
INVENTORIES, NET
Raw materials	$ 1,952,331			$ 2,327,285
Work-in-progress	289,148			400,253
Finished goods	6,647,629			2,417,906
Inventory provision	(40,360)			(95,756)	$ (885,709)
Total inventory	8,848,748			$ 5,049,688
Inventory provision expenses	$ (53,200)	$ (785,426)	$ 397,039